INVENTORIES - Summary of Inventories (Details) - CAD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Inventories [Abstract]
Work in progress	$ 246.6	$ 348.4
Raw materials, supplies and manufactured products	208.2	246.6
Total inventories	$ 454.8	$ 595.0